RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 14    RELATED PARTY TRANSACTIONS

The Company’s obligations pursuant to its sale-leaseback agreements described in NOTE 6 LEASE COMMITMENTS are secured by letters of credit (Letters of Credit) in an aggregate amount of $3,000,000. The Letters of Credit were issued by a bank at the behest of a non-profit foundation (the “Foundation”) and Spring Forth Investments. Mr. Spafford, one of our directors, and his wife, Susan Spafford, have been designated by the Foundation as “Founding Trustees” under its bylaws and have authority to control certain activities of the Foundation. The Company is obligated to reimburse the Foundation and Spring Forth Investments for any draws made under the Letters of Credit pursuant to two reimbursement agreements between the Company and the Foundation and Spring Forth Investments dated October 30, 2013. The Company has agreed to pay each entity 10% interest per annum on the total amount of the letter of credit. Our obligations under the reimbursement agreements are secured by a security interest in all of our assets pursuant to a Security Agreement dated October 30, 2013. As of December 31, 2016, no draws on the line of credit had taken place. The Company paid $226,667 and $250,000 in interest to the entities during the year ended December 31, 2016 and 2015, respectively.

In relation to the 2015 Note financing on December 30, 2015, the Foundation and Spring Forth Investments agreed to enter into subordination agreements with the collateral agent in the 2015 Note financing whereby each agreed to subordinate their debt to the notes issued in the convertible note financing. As consideration for their agreement the Company issued them 2015 Subordination Warrants exercisable for 2 shares of common stock. The 2015 Subordination Warrants included an adjustment provision which provides that the number of common shares the 2015 Subordination Warrants are exercisable into will increase on December 31, 2016 to be 0.5% of the sum of the number of shares actually outstanding on December 31, 2016 plus the number of shares of common stock deemed to be outstanding pursuant to all outstanding options, warrants or convertible securities of the Company. Accordingly, on December 31, 2016 the Company adjusted the 2015 Subordination Warrants such that they are exercisable into 37 shares of common stock. All other terms remain the same as the original 2015 Subordination Warrant.

In relation to the 2016 Note financing on July 1, 2016, the Foundation and Spring Forth Investments agreed to enter into subordination agreements with the collateral agent in the 2016 Note financing whereby each agreed to subordinate their debt to the notes issued in the convertible note financing. As consideration for their agreement, the Company has agreed to issue to the entities warrants exercisable for 2 shares of common stock (see NOTE 11 WARRANTS).